Basis of presentation	12 Months Ended
Dec. 31, 2024
Basis of presentation
Basis of presentation

2. Basis of presentation

These consolidated financial statements of TF Precious Metals and its subsidiaries have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”). Certain comparative figures have been reclassified to conform to current year presentation. There were no new accounting standards effective January 1, 2024, that had a material impact to the Company’s consolidated financial statements as at December 31, 2024. There were no items of comprehensive income or loss for either of the years presented. These consolidated financial statements were authorized for issuance by the Board of Directors of TF Precious Metals on February 19, 2025.